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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Capital Management, Inc.

Address: 7101 W. 78th Street
         Suite 201
         Minneapolis, MN 55439



Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Loren Kix

Title:   Chief Executive Officer

Phone:   (952) 229-8120


Signature, Place, and Date of Signing:

/s/ Loren Kix    Minneapolis, Minnesota    November 4, 2011
 [Signature]         [City, State]              [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    Form 13F File Number       Name

    28-01190                   Frank Russell Company

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

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 95

Form 13F Information Table Value Total: $706,082
                                      (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                     CORNERSTONE CAPITAL MANAGEMENT, INC.
                          FORM 13F INFORMATION TABLE

                                   30-SEP-11

                                                                                             VOTING AUTHORITY
                                                                                          -----------------------
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE  SHARED   NONE
----------------------------- -------------- --------- -------- -------- --- ---- ------- -------- ------ ------ --------
Acme Packet Inc               COM            004764106  4396    103221   SH        Sole            103221
Acme Packet Inc               COM            004764106  8614    202249   SH        Sole            64439           137810
Amazon Com Inc                COM            023135106  5288    24457    SH        Sole            24457
Amazon Com Inc                COM            023135106  10355   47887    SH        Sole            15150            32737
Anadarko Pete Corp            COM            032511107  6553    103939   SH        Sole            103939
Anadarko Pete Corp            COM            032511107  13743   217963   SH        Sole            66474           151489
Apple Inc                     COM            037833100  22480   58952    SH        Sole            58952
Apple Inc                     COM            037833100  43762   114765   SH        Sole            34467            80298
Baidu Inc                     SPON ADR REP A 056752108  15587   145792   SH        Sole            44437           101355
Baidu Inc                     SPON ADR REP A 056752108  7908    73972    SH        Sole            73972
British Amern Tob PLC         SPONSORED ADR  110448107  7375    87041    SH        Sole            87041
British Amern Tob PLC         SPONSORED ADR  110448107  14706   173568   SH        Sole            49555           124013
Broadcom Corp                 CL A           111320107  17485   525223   SH        Sole            157523          367700
Broadcom Corp Cl A Class A    CL A           111320107  8196    246195   SH        Sole            246195
Cobalt Intl Energy Inc        COM            19075F106  2659    344894   SH        Sole            344894
Cobalt Intl Energy Inc        COM            19075F106  5273    683936   SH        Sole            215255          468681
Coca Cola Co                  COM            191216100  1326    19628    SH        Sole             7756            11872
Colgate Palmolive Co          COM            194162103  4367    49246    SH        Sole            49246
Colgate Palmolive Co          COM            194162103  8638    97401    SH        Sole            31374            66027
Costco Whsl Corp New          COM            22160k105  2277    27727    SH        Sole            27727
Costco Whsl Corp New          COM            22160k105  4712    57370    SH        Sole            17207            40163
Diageo P L C                  SPON ADR NEW   25243Q205  3905    51427    SH        Sole            51427
Diageo P L C                  SPON ADR NEW   25243Q205  7202    94847    SH        Sole            28018            66829
Dicks Sporting Goods Inc      COM            253393102  5475    163642   SH        Sole            163642
Dicks Sporting Goods Inc      COM            253393102  11356   339379   SH        Sole            102675          236704
Disney Walt Co                COM DISNEY     254687106  3761    124705   SH        Sole            124705
Disney Walt Co                COM DISNEY     254687106  7471    247726   SH        Sole            76174           171552
Dow Chem CO                   COM            260543103  3200    142457   SH        Sole            142457
Dow Chem Co                   COM            260543103  6259    278655   SH        Sole            86977           191678
Express Scripts Inc           COM            302182100  2501    67475    SH        Sole            67475
Express Scripts Inc           COM            302182100  4901    132219   SH        Sole            41686            90533
Fluor Corp New                COM            343412102  4112    88333    SH        Sole            88333
Fluor Corp New                COM            343412102  8071    173373   SH        Sole            54854           118519
Freeport-Mcmoran Copper & Go  COM            35671d857  5112    167890   SH        Sole            167890
Freeport-Mcmoran Copper & Go  COM            35671d857  10477   344071   SH        Sole            104932          239139
General Dynamics Corp         COM            369550108  7701    135375   SH        Sole            135375
General Dynamics Corp         COM            369550108  15385   270435   SH        Sole            83033           187402
Gilead Sciences Inc           COM            375558103  10166   262008   SH        Sole            262008
Gilead Sciences Inc           COM            375558103  20730   534287   SH        Sole            163002          371285
Goldman Sachs Group Inc       COM            38141G104  4551    48132    SH        Sole            48132
Goldman Sachs Group Inc       COM            38141g104  9235    97678    SH        Sole            28625            69053
Google Inc                    CL A           38259p508  7378    14326    SH        Sole            14326
Google Inc                    CL A           38259p508  15609   30306    SH        Sole            10074            20232
Guess Inc                     COM            401617105  2442    85721    SH        Sole            85721
Guess Inc                     COM            401617105  4885    171481   SH        Sole            54395           117086
Halliburton Co                COM            406216101  468     15348    SH        Sole                             15348
HCP Inc                       COM            40414L109  458     13062    SH        Sole                             13062
Health Care Reit Inc          COM            42217k106  380     8110     SH        Sole                              8110
Hess Corp                     COM            42809h107  3065    58430    SH        Sole            58430
Hess Corp                     COM            42809h107  5576    106283   SH        Sole            33691            72592
Intel Corp                    COM            458140100  1393    65289    SH        Sole            65289
Intel Corp                    COM            458140100  2692    126158   SH        Sole            39583            86575
Johnson Ctls Inc              COM            478366107  7082    268574   SH        Sole            268574
Johnson Ctls Inc              COM            478366107  14519   550603   SH        Sole            166920          383683
Lauder Estee Cos Inc          CL A           518439104  3671    41796    SH        Sole            41796
Lauder Estee Cos Inc          CL A           518439104  7342    83589    SH        Sole            27380            56209
Lazard Ltd                    SHS A          G54050102  261     12383    SH        Sole             7737             4646
Mastercard Inc                CL A           57636q104  918     2894     SH        Sole                              2894
Medco Health Solutions Inc    COM            58405u102  7029    149896   SH        Sole            149896
Medco Health Solutions Inc    COM            58405u102  13802   294341   SH        Sole            93296           201045
MGIC Invt Corp Wis            COM            552848103  108     57600    SH        Sole                             57600
Mosaic Co New                 COM            61945c103  5079    103709   SH        Sole            103709
Mosaic Co New                 COM            61945c103  10405   212482   SH        Sole            64365           148117
Myriad Genetics Inc           COM            62855j104  3103    165565   SH        Sole            165565
Myriad Genetics Inc           COM            62855j104  6348    338765   SH        Sole            109569          229196
Nuvasive Inc                  COM            670704105  2600    152402   SH        Sole            152402
Nuvasive Inc                  COM            670704105  4998    292950   SH        Sole            93212           199738
Opentable Inc                 COM            68372a104  4298    93406    SH        Sole            93406
Opentable Inc                 COM            68372a104  8449    183633   SH        Sole            56873           126760
Philip Morris Intl Inc        COM            718172109  233     3735     SH        Sole             1680             2055
Qualcomm Inc                  COM            747525103  10206   209869   SH        Sole            209869
Qualcomm Inc                  COM            747525103  20556   422712.3 SH        Sole            129704        293008.3
Robert Half Intl Inc          COM            770323103  6412    302168   SH        Sole            302168
Robert Half Intl Inc          COM            770323103  12594   593493   SH        Sole            189316          404177
Rockwell Automation Inc       COM            773903109  7481    133590   SH        Sole            133590
Rockwell Automation Inc       COM            773903109  14629   261230   SH        Sole            83033           178197
Salesforce Com Inc            COM            79466l302  1280    11198    SH        Sole            11198
Salesforce Com Inc            COM            79466L302  2429    21257    SH        Sole             6719            14538
Terex Corp New                COM            880779103  1828    178141   SH        Sole            178141
Terex Corp New                COM            880779103  3629    353745   SH        Sole            109501          244244
Textron Inc                   COM            883203101  3965    224769   SH        Sole            224769
Textron Inc                   COM            883203101  7730    438191   SH        Sole            138693          299498
Tiffany & Co New              COM            886547108  2142    35225    SH        Sole            35225
Tiffany & Co New              COM            886547108  4230    69543    SH        Sole            21423            48120
TJX Cos Inc New               COM            872540109  5488    98940    SH        Sole            98940
TJX Cos Inc New               COM            872540109  11557   208347   SH        Sole            62077           146270
Visa Inc                      COM CL A       92826c839  8211    95794    SH        Sole            95794
Visa Inc                      COM CL A       92826c839  15291   178388   SH        Sole            59313           119075
Weatherford International LT  REG SHS        h27013103  6359    520790   SH        Sole            520790
Weatherford International LT  REG SHS        h27013103  12390   1014726  SH        Sole            322028          692698
Wellpoint Inc                 COM            94973v107  6341    97143    SH        Sole            97143
Wellpoint Inc                 COM            94973v107  12225   187276   SH        Sole            57335           129941
Western Un Co                 COM            959802109  5590    365620   SH        Sole            365620
Western Un Co                 COM            959802109  11637   761081.6 SH        Sole            217828        543253.6
Xata Corp                     COM NEW        983882309  20      12017    SH        Sole                             12017